Related Party	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party
17.	Related Party

For the years ended December 31, 2020, 2019 and 2018, the Company paid $0, $0.1 million and $0.2 million, respectively, for consulting services provided by an entity affiliated with its former interim Chief Financial Officer.

Except as disclosed elsewhere in the notes to the accompanying consolidated financial statements, there were no other material transactions with related parties.